Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	Mar. 31, 2018	Mar. 31, 2017
Class A Voting Common Shares
Common shares, no par value	$ 0	$ 0
Authorized common shares	500.0	500.0
Common shares, shares issued	81.8	81.1
Class B Non-Voting Common Shares
Common shares, no par value	$ 0	$ 0
Authorized common shares	500.0	500.0
Common shares, shares issued	129.3	126.4